Material Accounting Policies (Details) - Schedule of Subsidiaries of the Company	12 Months Ended
Dec. 31, 2023
Cannahealth Ltd [Member]
Material Accounting Policies (Details) - Schedule of Subsidiaries of the Company [Line Items]
Country of Incorporation	Malta
Holding	100.00%
Functional Currency	EUR
Bophelo Holdings Ltd. [Member]
Material Accounting Policies (Details) - Schedule of Subsidiaries of the Company [Line Items]
Country of Incorporation	United Kingdom
Holding	100.00%
Functional Currency	GBP
Bophelo Bio Science and Wellness (Pty) Ltd.[Member]
Material Accounting Policies (Details) - Schedule of Subsidiaries of the Company [Line Items]
Country of Incorporation	Lesotho
Holding	100.00%
Functional Currency	LSL
Canmart Ltd. [Member]
Material Accounting Policies (Details) - Schedule of Subsidiaries of the Company [Line Items]
Country of Incorporation	United Kingdom
Holding	100.00%
Functional Currency	GBP
Holigen Holdings Limited (“Holigen”) [Member]
Material Accounting Policies (Details) - Schedule of Subsidiaries of the Company [Line Items]
Country of Incorporation	Portugal
Holding	100.00%
Functional Currency	EUR
RPK Biopharma Unipessoal Lda. (“RPK”) [Member]
Material Accounting Policies (Details) - Schedule of Subsidiaries of the Company [Line Items]
Country of Incorporation	Portugal
Holding	100.00%
Functional Currency	EUR
1371011 BC Ltd. (“1371011”) [Member]
Material Accounting Policies (Details) - Schedule of Subsidiaries of the Company [Line Items]
Country of Incorporation	Canada
Holding	100.00%
Functional Currency	CAD